INCOME TAXES - COMPONENTS OF INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal	$ (46.2)	$ (19.1)	$ 7.6
Foreign	0.0	0.0	0.0
Federal income tax on net capital gains	(46.2)	(19.1)	7.6
Federal income tax on net capital gains	7.2	17.1	1.2
Utilization of capital loss carry-forwards	0.0	0.0	0.0
Other	(1.3)	3.0	(8.4)
Federal and Foreign income taxes incurred	$ (40.3)	$ 1.0	$ 0.4